Share-based payment arrangements - Expenses recognized in profit or loss (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long term incentive plan 2016, 2017, 2018, 2019, 2020 And transaction based incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Provisions (benefit) for employee benefits	$ 0.0	$ 3.9	$ 9.2